Exhibit 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-18	16-Jan-18	15-Feb-18
To	31-Jan-18	15-Feb-18
Days	30

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		1,975,360,000.00

Required Participation Amount		$1,975,360,000.00
Excess Receivables		$31,463,610.91

Total Collateral		2,006,823,610.91
Collateral as Percent of Notes		125.43%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,161,080,553.15
Total Principal Collections	($2,223,239,746.03)
Investment in New Receivables	$2,066,574,640.05
Receivables Added for Additional Accounts	$0.00
Repurchases	($61,165,258.89)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($764,349,913.12)
Less Servicing Adjustment	($5,098,731.24)

Ending Balance	$5,173,801,543.92

SAP for Next Period	38.79%

Average Receivable Balance	$5,287,693,906.84
Monthly Payment Rate	42.05%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,691,953.50
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,691,953.50

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	94.14%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	30
A1 LIBOR	1.559450%
A1 Applicable Margin	0.640000%

	2.199450%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,557,943.75	1.83
Principal A1	—	—

		1.83

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,520,443.75
Servicing Fee	1,646,133.33

Excess Cash Flow	2,293,674.32

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.77%
Pass / Fail	PASS